Pioneer Variable Contracts Trust
Pioneer Strategic Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2024

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 106.4%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)
	Building & Construction Products — 0.0%†
10,000(b)	MIWD Holdco II LLC, Term Loan, 3/20/31	$ 10,059
	Total Building & Construction Products	$10,059
	Chemicals-Diversified — 0.1%
19,600	LSF11 A5 HoldCo LLC, Term Loan, 8.942% (Term SOFR + 350 bps), 10/15/28	$ 19,631
	Total Chemicals-Diversified	$19,631
	Electric-Generation — 0.1%
24,459	Generation Bridge Northeast LLC, Term Loan B, 8.826% (Term SOFR + 350 bps), 8/22/29	$ 24,582
	Total Electric-Generation	$24,582
	Electronic Composition — 0.0%†
2,708	Energy Acquisition LP, First Lien Initial Term Loan, 9.677% (Term SOFR + 425 bps), 6/26/25	$ 2,705
	Total Electronic Composition	$2,705
	Medical-Wholesale Drug Distribution — 0.1%
30,071	Owens & Minor, Inc., Term B-1 Loan, 9.18% (Term SOFR + 375 bps), 3/29/29	$ 30,240
	Total Medical-Wholesale Drug Distribution	$30,240
	Metal Processors & Fabrication — 0.1%
24,733	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 24,671
	Total Metal Processors & Fabrication	$24,671
	Recreational Centers — 0.0%†
15,560	Fitness International LLC, Term B Loan, 10.577% (Term SOFR + 525 bps), 2/12/29	$ 15,405
	Total Recreational Centers	$15,405
	Total Senior Secured Floating Rate Loan Interests (Cost $126,033)	$127,293

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(c)	Desarrolladora Homex SAB de CV	$ 10
	Total Household Durables	$10
	Paper & Forest Products — 0.0%†
1,032+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
1,529(c)	Grupo Aeromexico SAB de CV	$ 21,292
	Total Passenger Airlines	$21,292
	Total Common Stocks (Cost $27,937)	$21,302

Principal Amount USD ($)
	Asset Backed Securities — 3.8% of Net Assets
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	$ 102,693
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	94,634

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	$ 82,097
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	68,522
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	99,661
120,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	112,885
15,145(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	13,894
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	99,304
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	75,715
150,000(d)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	148,216
100,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	98,869
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	96,501
110,178	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	104,596
	Total Asset Backed Securities (Cost $1,250,042)	$1,197,587

	Collateralized Mortgage Obligations—10.8% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 62,746
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	71,417
92,740(e)	CIM Trust, Series 2021-J2, Class B3, 2.673%, 4/25/51 (144A)	70,443
93,693(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.988%, 5/25/51 (144A)	75,881
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.085% (SOFR30A + 376 bps), 2/25/40 (144A)	21,181
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.085% (SOFR30A + 376 bps), 2/25/40 (144A)	52,953
170,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.82% (SOFR30A + 450 bps), 1/25/42 (144A)	178,665
150,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.27% (SOFR30A + 395 bps), 9/26/33 (144A)	154,972
75,068(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.597% (SOFR30A + 592 bps), 7/15/42	7,004
41,669(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.117% (SOFR30A + 644 bps), 8/15/42	4,972
39,342(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	8,123
51,777(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	10,578
339	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	336
20,008(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.115% (SOFR30A + 644 bps), 8/25/41	1,450
15,885(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 0.765% (SOFR30A + 609 bps), 6/25/48	1,678
18,098(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.615% (SOFR30A + 594 bps), 7/25/49	1,377
16,784(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.615% (SOFR30A + 594 bps), 8/25/49	1,803
17,142(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.615% (SOFR30A + 594 bps), 8/25/49	1,895
93,757(e)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.928%, 8/25/51 (144A)	71,677
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.32% (SOFR30A + 300 bps), 12/25/50 (144A)	52,578
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.97% (SOFR30A + 565 bps), 12/25/50 (144A)	54,787
30,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.435% (SOFR30A + 1,011 bps), 7/25/50 (144A)	39,792

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
45,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 9.07% (SOFR30A + 375 bps), 12/25/41 (144A)	$ 46,346
95,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.07% (SOFR30A + 475 bps), 2/25/42 (144A)	101,157
70,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 9.32% (SOFR30A + 400 bps), 11/25/50 (144A)	78,644
80,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 12.72% (SOFR30A + 740 bps), 11/25/50 (144A)	94,993
10,505	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	10,310
141,115(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 0.000% (1 Month Term SOFR + 331 bps), 9/20/49	1,623
206,687(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	36,299
204,851(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	34,070
101,057(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	17,320
117,274(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 0.01% (1 Month Term SOFR + 324 bps), 1/20/50	1,918
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	67,049
94,326(e)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.83%, 5/28/52 (144A)	74,116
92,195(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.225%, 7/25/51 (144A)	76,738
93,290(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	71,976
140,205(e)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	108,372
93,086(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.978%, 10/25/51 (144A)	71,945
95,547(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.106%, 8/25/52 (144A)	73,136
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	67,112
95,346(e)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.295%, 3/25/52 (144A)	75,190
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.52%, 7/25/52 (144A)	62,974
60,565(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.12% (SOFR30A + 180 bps), 3/25/51 (144A)	59,171
100,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	61,643
96,076(e)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.529%, 4/25/52 (144A)	75,751
100,000(e)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	79,479
92,463(e)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	73,475
92,516(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	74,033
98,476(e)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.188%, 5/25/52 (144A)	78,562
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	61,486
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.834%, 10/25/56 (144A)	80,966
100,000(e)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.914%, 7/25/57 (144A)	84,313
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.594% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	98,992
88,523(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	73,143
13,537(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.344% (1 Month Term SOFR + 401 bps), 8/25/33 (144A)	13,569
150,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.72% (SOFR30A + 340 bps), 11/25/33 (144A)	153,097
90,823(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.912%, 9/25/50 (144A)	74,936
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	60,992
96,099(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.436%, 3/25/52 (144A)	76,773
	Total Collateralized Mortgage Obligations (Cost $3,980,402)	$3,397,977

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—5.6% of Net Assets
60,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 9.44% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 28,043
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.169% (SOFR30A + 285 bps), 1/20/37 (144A)	93,669
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.291%, 9/15/48 (144A)	55,779
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.684% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	48,969
65,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 8.157% (1 Month Term SOFR + 284 bps), 11/15/38 (144A)	57,441
1,191,594(e)(f)	COMM Mortgage Trust, Series 2014-CR19, Class XA, 0.787%, 8/10/47	1,630
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.249%, 4/15/50	86,637
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.556%, 11/15/48	22,450
100,000(e)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	97,518
75,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.32% (SOFR30A + 400 bps), 11/25/51 (144A)	73,571
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.749%, 12/25/26 (144A)	45,568
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.068%, 7/25/27 (144A)	46,198
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.823%, 12/25/27 (144A)	67,755
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.083%, 10/25/31 (144A)	21,191
53,638(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	49,319
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 3.792%, 9/25/28 (144A)	43,579
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 8.094% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	96,011
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	15,709
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	45,878
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	84,071
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	12,068
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	88,573
91,789(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.685% (SOFR30A + 336 bps), 10/25/49 (144A)	90,327
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	25,400
100,000(e)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.584%, 3/11/31 (144A)	73,349
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.394% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	47,700
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.303%, 2/25/52 (144A)	81,707
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	75,925
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	72,913
100,000(e)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	102,134
1,000,000(e)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.372%, 3/15/51	13,702
	Total Commercial Mortgage-Backed Securities (Cost $2,092,794)	$1,764,784

	Convertible Corporate Bonds — 0.6% of Net Assets
	Entertainment — 0.4%
122,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 105,225
15,000	IMAX Corp., 0.50%, 4/1/26	13,932
	Total Entertainment	$119,157

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.2%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 19,730
47,000	Verint Systems, Inc., 0.25%, 4/15/26	44,063
	Total Software	$63,793
	Total Convertible Corporate Bonds (Cost $201,866)	$182,950

	Corporate Bonds — 31.2% of Net Assets
	Advertising — 0.0%†
15,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31 (144A)	$ 15,711
	Total Advertising	$15,711
	Aerospace & Defense — 0.0%†
15,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	$ 15,446
	Total Aerospace & Defense	$15,446
	Agriculture — 1.0%
174,000	BAT Capital Corp., 6.00%, 2/20/34	$ 176,183
125,000	Philip Morris International, Inc., 5.25%, 2/13/34	123,892
	Total Agriculture	$300,075
	Airlines — 1.3%
128,911(h)	ABRA Global Finance, 11.50% (5.50% PIK + 6.00% Cash), 3/2/28 (144A)	$ 119,273
12,975	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	11,936
15,638(a)	Gol Finance S.A., 15.827% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	16,790
200,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	198,300
16,878	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	15,638
75,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	55,284
	Total Airlines	$417,221
	Auto Manufacturers — 1.7%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 131,417
40,000	Ford Motor Co., 6.10%, 8/19/32	40,532
25,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	25,271
125,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	128,349
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	172,909
30,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	31,009
	Total Auto Manufacturers	$529,487
	Banks — 11.2%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 162,612
200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	201,776
200,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	166,163
65,000(e)	Bank of New York Mellon Corp., 4.975% (SOFR + 109 bps), 3/14/30	65,056
77,000(e)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	69,800
200,000(e)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	222,151
250,000(e)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	204,873
25,000(e)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	24,964
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	204,199
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	24,257
5,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	5,499
220,000(e)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	166,911
200,000(e)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	167,209

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Banks — (continued)
85,000(e)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	$ 86,802
200,000(e)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	192,611
100,000(e)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	83,172
40,000(e)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	40,034
100,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	95,940
75,000(e)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	74,548
20,000(e)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	20,041
235,000(e)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	193,573
60,000(e)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	65,702
200,000(e)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	209,319
50,000(e)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	49,942
55,000(e)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	58,652
200,000(e)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	192,212
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	187,811
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	205,547
70,000(e)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	70,309
	Total Banks	$3,511,685
	Building Materials — 0.3%
50,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 53,683
25,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	25,085
	Total Building Materials	$78,768
	Chemicals — 0.4%
100,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	$ 103,732
50,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	14,500
	Total Chemicals	$118,232
	Commercial Services — 0.5%
15,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	$ 15,714
60,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	60,186
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	33,537
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	34,907
24,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	24,058
	Total Commercial Services	$168,402
	Diversified Financial Services — 3.9%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 128,648
12,000	Ally Financial, Inc., 6.70%, 2/14/33	12,124
42,000(e)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	43,225
65,000(e)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	67,386
76,000	Ally Financial, Inc., 8.00%, 11/1/31	84,656
105,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	107,120
60,000(e)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	46,236
60,000(e)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	59,909
30,000(e)	Capital One Financial Corp., 6.051% (SOFR + 226 bps), 2/1/35	30,543
140,000(e)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	145,392
50,000(e)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	51,202
5,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	5,117
138,738(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	131,958
55,000	OneMain Finance Corp., 3.50%, 1/15/27	51,057

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
130,000	OneMain Finance Corp., 4.00%, 9/15/30	$ 111,260
20,000	OneMain Finance Corp., 7.875%, 3/15/30	20,631
35,000	OneMain Finance Corp., 9.00%, 1/15/29	37,139
10,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	10,275
84,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	79,447
	Total Diversified Financial Services	$1,223,325
	Electric — 0.4%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 66,117
15,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	14,919
35,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	37,357
	Total Electric	$118,393
	Electrical Components & Equipments — 0.3%
EUR100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 95,797
	Total Electrical Components & Equipments	$95,797
	Energy-Alternate Sources — 0.1%
35,226	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 35,849
	Total Energy-Alternate Sources	$35,849
	Entertainment — 0.7%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 182,556
25,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	24,169
	Total Entertainment	$206,725
	Food — 0.5%
13,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	$ 10,602
105,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	103,443
45,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	44,465
	Total Food	$158,510
	Gas — 0.4%
120,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 121,611
	Total Gas	$121,611
	Hand & Machine Tools — 0.2%
50,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 51,185
	Total Hand & Machine Tools	$51,185
	Insurance — 0.7%
50,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	$ 41,235
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	88,789
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	81,711
	Total Insurance	$211,735
	Iron & Steel — 0.5%
95,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 96,254
75,000	TMS International Corp., 6.25%, 4/15/29 (144A)	68,456
	Total Iron & Steel	$164,710
	Leisure Time — 0.1%
30,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 31,746

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Leisure Time — (continued)
10,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 9,875
5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	4,866
	Total Leisure Time	$46,487
	Lodging — 0.2%
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 27,978
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	30,121
	Total Lodging	$58,099
	Machinery-Diversified — 0.0%†
15,000(j)	Esab Corp., 6.25%, 4/15/29 (144A)	$ 15,070
	Total Machinery-Diversified	$15,070
	Media — 0.4%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 7,811
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	107,330
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	14,711
	Total Media	$129,852
	Mining — 0.7%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 108,650
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	98,181
	Total Mining	$206,831
	Multi-National — 0.2%
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	$ 54,856
	Total Multi-National	$54,856
	Oil & Gas — 1.5%
150,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 154,887
30,000(j)	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	30,306
55,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	57,430
20,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	21,013
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	33,266
27,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	28,152
45,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	43,938
130,000	YPF S.A., 6.95%, 7/21/27 (144A)	117,412
	Total Oil & Gas	$486,404
	Oil & Gas Services — 0.3%
50,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 51,373
30,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	30,374
	Total Oil & Gas Services	$81,747
	Pharmaceuticals — 0.4%
31,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 20,322
EUR100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	103,678
150,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$124,000
	Pipelines — 1.3%
58,000(e)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	$ 63,019

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
35,000	Energy Transfer LP, 6.00%, 6/15/48	$ 34,788
19,000	Energy Transfer LP, 6.10%, 2/15/42	19,216
50,000	Energy Transfer LP, 7.375%, 2/1/31 (144A)	52,301
15,000(e)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	14,009
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	7,432
135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	117,488
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	30,272
5,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	5,101
50,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	51,563
15,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	16,168
	Total Pipelines	$411,357
	REITs — 0.6%
15,000	Essex Portfolio LP, 5.50%, 4/1/34	$ 15,017
6,000	Highwoods Realty LP, 2.60%, 2/1/31	4,741
6,000	Highwoods Realty LP, 3.05%, 2/15/30	5,059
155,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	106,426
10,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	10,080
30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	23,251
20,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	20,734
	Total REITs	$185,308
	Retail — 0.5%
120,000	Darden Restaurants, Inc., 6.30%, 10/10/33	$ 125,199
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	32,169
	Total Retail	$157,368
	Telecommunications — 0.7%
24,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 24,540
EUR100,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	104,506
50,000	T-Mobile USA, Inc., 5.75%, 1/15/34	52,069
35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	32,395
	Total Telecommunications	$213,510
	Transportation — 0.1%
32,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 27,905
	Total Transportation	$27,905
	Trucking & Leasing — 0.1%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	$ 46,300
	Total Trucking & Leasing	$46,300
	Total Corporate Bonds (Cost $10,198,421)	$9,787,961

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(c)(k)+	Lorenz Re 2019, 6/30/24	$ 191
	Total Reinsurance Sidecars	$191
	Total Insurance-Linked Securities (Cost $3,372)	$191

Principal Amount USD ($)
	Foreign Government Bonds — 3.2% of Net Assets
	Argentina — 1.0%
6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 3,499
145,500(d)	Argentine Republic Government International Bond, 3.625%, 7/9/35	60,395
250,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	236,507
	Total Argentina	$300,401
	Indonesia — 0.3%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 110,723
	Total Indonesia	$110,723
	Ivory Coast — 0.6%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 92,781
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	99,481
	Total Ivory Coast	$192,262
	Mexico — 0.3%
MXN1,697,300	Mexican Bonos, 7.750%, 11/23/34	$ 91,286
	Total Mexico	$91,286
	Serbia — 0.2%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 75,366
	Total Serbia	$75,366
	Supranational — 0.6%
INR4,000,000	International Bank for Reconstruction & Development, 6.500%, 4/17/30	$ 46,827
INR5,500,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	65,802
KZT11,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	24,211
COP200,000,000	International Finance Corp., 3.590%, 2/26/26	46,094
	Total Supranational	$182,934
	Uruguay — 0.2%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 50,055
	Total Uruguay	$50,055
	Total Foreign Government Bonds (Cost $1,124,337)	$1,003,027

	U.S. Government and Agency Obligations — 49.5% of Net Assets
258,639	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 210,405
259,262	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	216,540
7,168	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	6,863
1,279	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,138
23,226	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	21,435

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
81,479	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 73,625
48,608	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	44,154
4,846	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	4,566
7,758	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	7,752
1,941	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	1,951
3,876	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	3,956
87,569	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	88,424
94,160	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	96,198
420,633	Federal National Mortgage Association, 1.500%, 3/1/42	342,403
113,061	Federal National Mortgage Association, 2.000%, 12/1/41	94,926
172,407	Federal National Mortgage Association, 2.000%, 4/1/42	144,437
58,686	Federal National Mortgage Association, 2.000%, 11/1/51	47,341
500,000	Federal National Mortgage Association, 2.000%, 4/1/54 (TBA)	395,494
233,299	Federal National Mortgage Association, 2.500%, 5/1/51	196,838
65,579	Federal National Mortgage Association, 2.500%, 5/1/51	55,367
157,210	Federal National Mortgage Association, 2.500%, 11/1/51	132,740
171,264	Federal National Mortgage Association, 2.500%, 1/1/52	143,623
83,518	Federal National Mortgage Association, 2.500%, 2/1/52	70,291
438,270	Federal National Mortgage Association, 2.500%, 4/1/52	363,092
600,000	Federal National Mortgage Association, 2.500%, 4/1/54 (TBA)	495,876
10,218	Federal National Mortgage Association, 3.000%, 10/1/30	9,723
511	Federal National Mortgage Association, 3.000%, 5/1/46	449
798	Federal National Mortgage Association, 3.000%, 10/1/46	701
441	Federal National Mortgage Association, 3.000%, 1/1/47	387
122,312	Federal National Mortgage Association, 3.000%, 1/1/52	106,990
164,741	Federal National Mortgage Association, 3.000%, 3/1/52	145,217
98,327	Federal National Mortgage Association, 3.000%, 6/1/52	84,641
1,000,000	Federal National Mortgage Association, 3.000%, 4/1/54 (TBA)	860,211
83,657	Federal National Mortgage Association, 3.500%, 3/1/52	75,188
83,431	Federal National Mortgage Association, 3.500%, 4/1/52	74,934
29,159	Federal National Mortgage Association, 3.500%, 4/1/52	26,488
83,217	Federal National Mortgage Association, 3.500%, 5/1/52	75,202
400,000	Federal National Mortgage Association, 3.500%, 4/1/54 (TBA)	357,951
25,222	Federal National Mortgage Association, 4.000%, 10/1/40	24,021
3,445	Federal National Mortgage Association, 4.000%, 12/1/40	3,280
17,343	Federal National Mortgage Association, 4.000%, 11/1/43	16,432
39,253	Federal National Mortgage Association, 4.000%, 7/1/51	36,586
9,878	Federal National Mortgage Association, 4.000%, 9/1/51	9,224
100,000	Federal National Mortgage Association, 4.000%, 4/1/54 (TBA)	92,600
31,598	Federal National Mortgage Association, 4.500%, 9/1/43	30,990
29,978	Federal National Mortgage Association, 4.500%, 1/1/44	29,400
100,000	Federal National Mortgage Association, 4.500%, 4/1/54 (TBA)	95,222
7,821	Federal National Mortgage Association, 5.000%, 4/1/30	7,787
8,728	Federal National Mortgage Association, 5.000%, 1/1/39	8,736
1,949	Federal National Mortgage Association, 5.000%, 12/1/44	1,945
100,000	Federal National Mortgage Association, 5.000%, 4/1/54 (TBA)	97,566
100,000	Federal National Mortgage Association, 5.500%, 4/15/39 (TBA)	100,773
88,521	Federal National Mortgage Association, 5.500%, 4/1/50	89,385
88,875	Federal National Mortgage Association, 5.500%, 4/1/53	88,660

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
37,708	Federal National Mortgage Association, 5.500%, 9/1/53	$ 37,518
53	Federal National Mortgage Association, 6.000%, 3/1/32	54
95,545	Federal National Mortgage Association, 6.000%, 5/1/53	98,272
95,470	Federal National Mortgage Association, 6.000%, 7/1/53	97,229
93,869	Federal National Mortgage Association, 6.000%, 9/1/53	94,729
100,000	Federal National Mortgage Association, 6.000%, 3/1/54	101,073
200,000	Federal National Mortgage Association, 6.000%, 4/1/54 (TBA)	201,821
67,018	Federal National Mortgage Association, 6.500%, 8/1/53	68,702
96,336	Federal National Mortgage Association, 6.500%, 9/1/53	99,666
700,000	Federal National Mortgage Association, 6.500%, 4/15/54 (TBA)	715,133
100,000	Government National Mortgage Association, 2.500%, 4/15/54 (TBA)	85,162
100,000	Government National Mortgage Association, 3.000%, 4/20/54 (TBA)	88,177
100,000	Government National Mortgage Association, 5.500%, 4/15/54 (TBA)	99,906
100,000	Government National Mortgage Association, 6.000%, 4/15/54 (TBA)	100,874
100,000	Government National Mortgage Association, 6.500%, 4/15/54 (TBA)	101,667
3,124	Government National Mortgage Association I, 3.500%, 10/15/42	2,908
440	Government National Mortgage Association I, 4.000%, 12/15/41	417
58,190	Government National Mortgage Association I, 4.000%, 4/15/42	55,663
48,108	Government National Mortgage Association I, 4.000%, 8/15/43	47,206
3,250	Government National Mortgage Association I, 4.000%, 3/15/44	3,093
7,476	Government National Mortgage Association I, 4.000%, 9/15/44	7,108
6,723	Government National Mortgage Association I, 4.000%, 4/15/45	6,392
11,681	Government National Mortgage Association I, 4.000%, 6/15/45	11,158
1,392	Government National Mortgage Association I, 4.500%, 9/15/33	1,362
2,774	Government National Mortgage Association I, 4.500%, 4/15/35	2,702
8,044	Government National Mortgage Association I, 4.500%, 1/15/40	7,917
31,431	Government National Mortgage Association I, 4.500%, 3/15/40	30,752
5,710	Government National Mortgage Association I, 4.500%, 9/15/40	5,618
6,855	Government National Mortgage Association I, 4.500%, 7/15/41	6,703
1,644	Government National Mortgage Association I, 5.000%, 4/15/35	1,654
1,479	Government National Mortgage Association I, 5.500%, 1/15/34	1,516
2,208	Government National Mortgage Association I, 5.500%, 4/15/34	2,262
640	Government National Mortgage Association I, 5.500%, 7/15/34	656
3,380	Government National Mortgage Association I, 5.500%, 6/15/35	3,464
262	Government National Mortgage Association I, 6.000%, 2/15/33	272
415	Government National Mortgage Association I, 6.000%, 3/15/33	426
435	Government National Mortgage Association I, 6.000%, 3/15/33	442
509	Government National Mortgage Association I, 6.000%, 6/15/33	528
558	Government National Mortgage Association I, 6.000%, 7/15/33	576
548	Government National Mortgage Association I, 6.000%, 7/15/33	561
439	Government National Mortgage Association I, 6.000%, 9/15/33	444
460	Government National Mortgage Association I, 6.000%, 10/15/33	474
675	Government National Mortgage Association I, 6.500%, 1/15/30	695
89	Government National Mortgage Association I, 6.500%, 2/15/32	93
92	Government National Mortgage Association I, 6.500%, 3/15/32	94
211	Government National Mortgage Association I, 6.500%, 11/15/32	214
3,933	Government National Mortgage Association II, 3.500%, 4/20/45	3,617
6,433	Government National Mortgage Association II, 3.500%, 4/20/45	5,925
6,961	Government National Mortgage Association II, 3.500%, 3/20/46	6,429

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,485	Government National Mortgage Association II, 4.000%, 9/20/44	$ 11,029
14,939	Government National Mortgage Association II, 4.000%, 10/20/46	14,216
13,355	Government National Mortgage Association II, 4.000%, 1/20/47	12,678
9,223	Government National Mortgage Association II, 4.000%, 2/20/48	8,674
11,758	Government National Mortgage Association II, 4.000%, 4/20/48	11,059
4,016	Government National Mortgage Association II, 4.500%, 9/20/41	3,958
10,558	Government National Mortgage Association II, 4.500%, 9/20/44	10,423
4,662	Government National Mortgage Association II, 4.500%, 10/20/44	4,599
9,387	Government National Mortgage Association II, 4.500%, 11/20/44	9,261
1,148	Government National Mortgage Association II, 5.500%, 3/20/34	1,183
1,879	Government National Mortgage Association II, 6.000%, 11/20/33	1,938
3,600,000(g)	U.S. Treasury Bills, 4/23/24	3,588,406
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	213,250
470,800	U.S. Treasury Bonds, 3.000%, 2/15/48	368,235
575,700	U.S. Treasury Bonds, 4.375%, 8/15/43	568,864
269,763	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	235,446
200,000	U.S. Treasury Notes, 3.875%, 8/15/33	194,688
250,000	U.S. Treasury Notes, 4.250%, 2/28/29	250,332
1,945,400	U.S. Treasury Notes, 4.500%, 9/30/30	1,988,032
	Total U.S. Government and Agency Obligations (Cost $15,699,353)	$15,515,719

	SHORT TERM INVESTMENTS — 1.2% of Net Assets
	Foreign Treasury Obligations — 0.3%
EGP6,350,000(l)	Egypt Treasury Bills, 32.177%, 3/11/25	$ 106,051
		$106,051
Shares
	Open-End Fund — 0.9%
271,320(m)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 271,320
		$271,320
	TOTAL SHORT TERM INVESTMENTS (Cost $370,480)	$377,371
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
1,600,000	Put USD Call JPY	Citibank NA	USD 59,336	USD 137.28	1/8/25	$ 18,034
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 59,336)					$18,034

	TOTAL OPTIONS PURCHASED (Premiums paid $ 59,336)					$18,034

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 106.4% (Cost $35,134,373)					$33,394,196

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Net Realized Gain (Loss) for the period ended 3/31/24	Change in Unrealized Appreciation (Depreciation) for the period ended 3/31/24	Capital Gain Distributions for the period ended 3/31/24	Dividend Income for the period ended 3/31/24	Value
	Affiliated Issuer — 3.3%
	Closed-End Fund — 3.3% of Net Assets
115,064(n)	Pioneer ILS Interval Fund	$—	$42,574	$—	$—	$ 1,021,772
	Total Investments in Affiliated Issuer — 3.3% (Cost $1,147,176)					$1,021,772
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Written — (0.0)%†
(800,000)	Put USD Call JPY	Citibank NA	USD 28,988	USD 137.28	1/8/25	$ (9,017)
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $28,988)					$(9,017)

	OTHER ASSETS AND LIABILITIES — (9.7)%					$(3,044,180)
	net assets — 100.0%					$31,362,771

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $11,756,158, or 37.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2024.
(b)	This term loan will settle after March 31, 2024, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2024.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Issued as preference shares.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
(n)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,372	$ 191
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	809,000	USD	884,581	HSBC Bank USA NA	4/24/24	$(10,877)
EUR	57,000	USD	62,255	HSBC Bank USA NA	5/28/24	(611)
SEK	1,700,000	EUR	149,789	HSBC Bank USA NA	4/26/24	(2,784)
USD	113,857	IDR	1,794,500,000	HSBC Bank USA NA	6/28/24	1,080
AUD	407,000	USD	267,210	Bank of America NA	5/28/24	(1,524)
USD	135,040	KZT	61,700,000	Bank of America NA	4/29/24	(1,549)
AUD	235,000	USD	154,117	Citibank NA	6/27/24	(595)
INR	13,400,000	USD	160,510	Citibank NA	4/30/24	46
TRY	2,300,000	USD	54,676	Citibank NA	1/10/25	(2,949)
AUD	190,000	USD	125,588	State Street Bank & Trust Co.	4/23/24	(1,685)
BRL	385,000	USD	76,846	State Street Bank & Trust Co.	5/9/24	(388)
USD	74,818	CAD	100,000	State Street Bank & Trust Co.	5/2/24	956
USD	79,273	EUR	73,000	State Street Bank & Trust Co.	5/28/24	326
USD	647,339	EUR	595,000	State Street Bank & Trust Co.	6/27/24	3,064
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(17,490)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
5	U.S. 2 Year Note (CBT)	6/28/24	$1,023,333	$1,022,422	$(911)
71	U.S. 5 Year Note (CBT)	6/28/24	7,579,078	7,598,110	19,032
1	U.S. 10 Year Note (CBT)	6/18/24	110,174	110,797	623
4	U.S. Ultra Bond (CBT)	6/18/24	509,698	516,000	6,302
			$9,222,283	$9,247,329	$25,046
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
6	Euro-Bund	6/6/24	$(855,603)	$(863,382)	$(7,779)
2	U.S. 10 Year Ultra Bond (CBT)	6/18/24	(227,745)	(229,219)	(1,474)
			$(1,083,348)	$(1,092,601)	$(9,253)
TOTAL FUTURES CONTRACTS			$8,138,935	$8,154,728	$15,793

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
1,247,400	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(10,843)	$(83,513)	$(94,356)
277,200	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	(18,781)	(2,187)	(20,968)
750,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	(54,233)	(1,078)	(55,311)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(83,857)	$(86,778)	$(170,635)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
BRL	— Brazil Real
CAD	— Canada Dollar
COP	— Colombia Peso
EGP	— Egypt Pound
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
SEK	— Sweden Krona
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguay Peso
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$127,293	$—	$127,293
Common Stocks
Household Durables	10	—	—	10
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	21,292	—	21,292
Asset Backed Securities	—	1,197,587	—	1,197,587
Collateralized Mortgage Obligations	—	3,397,977	—	3,397,977
Commercial Mortgage-Backed Securities	—	1,764,784	—	1,764,784
Convertible Corporate Bonds	—	182,950	—	182,950
Corporate Bonds
Pharmaceuticals	—	—	—	—
All Other Corporate Bonds	—	9,787,961	—	9,787,961
Insurance-Linked Securities
Reinsurance Sidecars	—	—	191	191
Foreign Government Bonds	—	1,003,027	—	1,003,027
U.S. Government and Agency Obligations	—	15,515,719	—	15,515,719
Foreign Treasury Obligations	—	106,051	—	106,051
Open-End Fund	271,320	—	—	271,320

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Over The Counter (OTC) Currency Put Option Purchased	$—	$18,034	$—	$18,034
Affiliated Closed-End Fund	1,021,772	—	—	1,021,772
Total Investments in Securities	$1,293,102	$33,122,675	$191	$34,415,968
Other Financial Instruments
Over The Counter (OTC) Currency Put Option Written	$—	$(9,017)	$—	$(9,017)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(17,490)	—	(17,490)
Net unrealized appreciation on futures contracts	15,793	—	—	15,793
Centrally cleared swap contracts^	—	(86,778)	—	(86,778)
Total Other Financial Instruments	$15,793	$(113,285)	$—	$(97,492)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended March 31, 2024, a security valued at $24,581 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the period.